Condensed consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Condensed Consolidated Income Statement

	Condensed Consolidated Income Statement

Year ended 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	7,752	—	—	16,959	(219)	24,492

Raw materials and consumables used	—	(662)	—	—	(4,161)	159	(4,664)

Changes in inventories of finished goods and work in progress	—	(4)	—	—	118	—	114

Employee benefit costs	(5)	(169)	(13)	—	(2,822)	4	(3,005)

Depreciation, amortisation and impairment costs	—	(91)	—	—	(947)	—	(1,038)

Other operating income	—	3	22	—	3,847	(3,787)	85

Loss on reclassification from amortised cost to fair value	—	—	—	—	(3)	—	(3)

Other operating expenses	(124)	(6,579)	(17)	—	(3,819)	3,871	(6,668)

(Loss)/profit from operations	(129)	250	(8)	—	9,172	28	9,313

Net finance income/(costs)	95	9	(421)	3	(947)	(120)	(1,381)

Share of post-tax results of associates and joint ventures	—	—	—	—	419	—	419

Profit before taxation	(34)	259	(429)	3	8,644	(92)	8,351

Taxation on ordinary activities	—	(100)	93	1	(2,135)	—	(2,141)

Equity income from subsidiaries	6,210	2,569	3,436	2,755	—	(14,970)	—

Profit for the year	6,176	2,728	3,100	2,759	6,509	(15,062)	6,210

Attributable to:

Owners of the parent	6,176	2,728	3,100	2,759	6,331	(15,062)	6,032

Non-controlling interests	—	—	—	—	178	—	178

	6,176	2,728	3,100	2,759	6,509	(15,062)	6,210

	Condensed Consolidated Income Statement

Year ended 31 December 2017 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	3,459	—	—	16,243	(138)	19,564

Raw materials and consumables used	—	(346)	—	—	(4,286)	112	(4,520)

Changes in inventories of finished goods and work in progress	—	(7)	—	—	(507)	1	(513)

Employee benefit costs	(8)	(117)	(35)	(2)	(2,525)	8	(2,679)

Depreciation, amortisation and impairment costs	—	(28)	—	—	(874)	—	(902)

Other operating income	—	7	34	—	1,859	(1,756)	144

Other operating expenses	(101)	(2,889)	(6)	—	(3,499)	1,813	(4,682)

(Loss)/profit from operations	(109)	79	(7)	(2)	6,411	40	6,412

Net finance income/(costs)	3	11	(190)	9	(908)	(19)	(1,094)

Share of post-tax results of associates and joint ventures	—	—	—	—	24,209	—	24,209

Profit before taxation	(106)	90	(197)	7	29,712	21	29,527

Taxation on ordinary activities	—	(240)	61	(3)	8,311	—	8,129

Equity income from subsidiaries	37,656	3,870	4,259	3,893	—	(49,678)	—

Profit for the year	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

Attributable to:

Owners of the parent	37,550	3,720	4,123	3,897	37,852	(49,657)	37,485

Non-controlling interests	—	—	—	—	171	—	171

	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

	Condensed Consolidated Income Statement

Year ended 31 December 2016 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	14,130	—	14,130

Raw materials and consumables used	—	—	—	—	(3,777)	—	(3,777)

Changes in inventories of finished goods and work in progress	—	—	—	—	44	—	44

Employee benefit costs	(7)	—	—	—	(2,274)	7	(2,274)

Depreciation, amortisation and impairment costs	—	—	—	—	(607)	—	(607)

Other operating income	—	—	—	—	176	—	176

Other operating expenses	(75)	—	—	—	(3,037)	75	(3,037)

(Loss)/profit from operations	(82)	—	—	—	4,655	82	4,655

Net finance (costs)/income	(54)	—	—	—	(637)	54	(637)

Share of post-tax results of associates and joint ventures	—	—	—	—	2,227	—	2,227

Profit before taxation	(136)	—	—	—	6,245	136	6,245

Taxation on ordinary activities	—	—	—	—	(1,406)	—	(1,406)

Equity income from subsidiaries	4,839	—	—	—	—	(4,839)	—

Profit for the year	4,703	—	—	—	4,839	(4,703)	4,839

Attributable to:

Owners of the parent	4,703	—	—	—	4,648	(4,703)	4,648

Non-controlling interests	—	—	—	—	191	—	191

	4,703	—	—	—	4,839	(4,703)	4,839

Condensed Consolidated Statement of Comprehensive Income

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	6,176	2,728	3,100	2,759	6,509	(15,062)	6,210

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	3,099	—	3,099

Differences on exchange	—	—	—	—	3,868	—	3,868

Cash flow hedges	—	—	—	—	(41)	—	(41)

Net investment hedges	—	—	—	—	(708)	—	(708)

Associates - share of OCI, net of tax	—	—	—	—	(38)	—	(38)

Tax on items that may be reclassified	—	—	—	—	18	—	18

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	115	—	115

Retirement benefit schemes	—	—	—	—	142	—	142
Associates - share of OCI, net of tax	—	—	—	—	6	—	6
Tax on items that will not be reclassified	—	—	—	—	(33)	—	(33)

Total other comprehensive income for the year, net of tax	—	—	—	—	3,214	—	3,214

Share of subsidiaries OCI (other reserves)	115	—	—	—	—	(115)	—

Share of subsidiaries OCI (retained earnings)	3,099	—	—	—	—	(3,099)	—

Total comprehensive income/(expense) for the year, net of tax	9,390	2,728	3,100	2,759	9,723	(18,276)	9,424

Attributable to:

Owners of the parent	9,390	2,728	3,100	2,759	9,538	(18,276)	9,239

Non-controlling interests	—	—	—	—	185	—	185

	9,390	2,728	3,100	2,759	9,723	(18,276)	9,424

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2017 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	(3,809)	—	(3,809)

Differences on exchange	—	—	—	—	(3,084)	—	(3,084)

Cash flow hedges	—	—	—	—	(171)	—	(171)

Investments held at fair value	—	—	—	—	(27)	—	(27)

Net investment hedges	—	—	—	—	357	—	357

Associates - share of OCI, net of tax	—	—	—	—	(918)	—	(918)

Tax on items that may be reclassified	—	—	—	—	34	—	34

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	681	—	681

Retirement benefit schemes	—	—	—	—	827	—	827

Associates - share of OCI, net of tax	—	—	—	—	25	—	25

Tax on items that will not be reclassified	—	—	—	—	(171)	—	(171)

Total other comprehensive expense for the year, net of tax	—	—	—	—	(3,128)	—	(3,128)

Share of subsidiaries OCI (other reserves)	681	—	—	—	—	(681)	—

Share of subsidiaries OCI (retained earnings)	(3,809)	—	—	—	—	3,809	—

Total comprehensive income/(expense) for the year, net of tax	34,422	3,720	4,123	3,897	34,895	(46,529)	34,528

Attributable to:

Owners of the parent	34,422	3,720	4,123	3,897	34,728	(46,529)	34,361

Non-controlling interests	—	—	—	—	167	—	167

	34,422	3,720	4,123	3,897	34,895	(46,529)	34,528

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2016

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	4,703	—	—	—	4,839	(4,703)	4,839

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	1,760	—	1,760

Differences on exchange	—	—	—	—	1,270	—	1,270

Cash flow hedges	—	—	—	—	55	—	55

Net investment hedges	—	—	—	—	(961)	—	(961)

Associates - share of OCI, net of tax	—	—	—	—	1,415	—	1,415

Tax on items that may be reclassified	—	—	—	—	(19)	—	(19)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	(173)	—	(173)

Retirement benefit schemes	—	—	—	—	(229)	—	(229)

Associates - share of OCI, net of tax	—	—	—	—	20	—	20

Tax on items that will not be reclassified	—	—	—	—	36	—	36

Total other comprehensive income for the year, net of tax	—	—	—	—	1,587	—	1,587

Share of subsidiaries OCI (other reserves)	(173)	—	—	—	—	173	—

Share of subsidiaries OCI (retained earnings)	1,760	—	—	—	—	(1,760)	—

Total comprehensive income/(expense) for the year, net of tax	6,290	—	—	—	6,426	(6,290)	6,426

Attributable to:

Owners of the parent	6,290	—	—	—	6,180	(6,290)	6,180

Non-controlling interests	—	—	—	—	246	—	246

	6,290	—	—	—	6,426	(6,290)	6,426

Condensed Consolidated Balance Sheet

	Condensed Consolidated Balance Sheet

As at 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	2,935	—	7,737	113,342	(1)	124,013

Property, plant and equipment	—	763	1	—	4,402	—	5,166

Investments in subsidiaries	32,543	21,368	30,625	19,636	—	(104,172)	—

Investments in associates and joint ventures	—	—	—	—	1,737	—	1,737

Retirement benefit assets	—	—	—	—	1,147	—	1,147

Deferred tax assets	—	521	17	4	(198)	—	344

Trade and other receivables	—	5	464	32	762	(578)	685

Investments held at fair value	—	—	—	—	39	—	39

Derivative financial instruments	—	—	—	—	556	—	556

Total non-current assets	32,543	25,592	31,107	27,409	121,787	(104,751)	133,687

Inventories	—	711	—	—	5,319	(1)	6,029

Income tax receivable	—	—	—	—	74	—	74

Trade and other receivables	7,306	1,102	820	59	4,431	(10,130)	3,588

Investments held at fair value	—	—	—	—	178	—	178

Derivative financial instruments	—	—	—	—	179	—	179

Cash and cash equivalents	6	—	—	—	2,602	(6)	2,602

	7,312	1,813	820	59	12,783	(10,137)	12,650

Assets classified as held-for-sale	—	—	—	—	5	—	5

Total current assets	7,312	1,813	820	59	12,788	(10,137)	12,655

Total assets	39,855	27,405	31,927	27,468	134,575	(114,888)	146,342

Equity - capital and reserves

Share capital	614	14,948	14,348	22,586	1,921	(53,803)	614

Share premium, capital redemption and merger reserves	22,854	—	—	—	28,755	(25,003)	26,606

Other reserves	204	(46)	(44)	(46)	(335)	(66)	(333)

Retained earnings	11,291	8,420	6,853	4,888	36,974	(29,869)	38,557

Owners of the parent	34,963	23,322	21,157	27,428	67,315	(108,741)	65,444

Non-controlling interests	—	—	—	—	244	—	244

Total equity	34,963	23,322	21,157	27,428	67,559	(108,741)	65,688

Liabilities

Borrowings	1,571	126	8,140	—	35,018	(1,571)	43,284

Retirement benefit liabilities	—	853	53	18	741	—	1,665

Deferred tax liabilities	—	—	—	—	17,776	—	17,776

Other provisions for liabilities	1	1	—	—	330	(1)	331

Trade and other payables	8	15	89	—	1,529	(586)	1,055

Derivative financial instruments	—	—	—	—	214	—	214

Total non-current liabilities	1,580	995	8,282	18	55,608	(2,158)	64,325

Borrowings	2,062	98	1,573	—	3,497	(3,005)	4,225

Income tax payable	—	8	133	—	712	—	853

Other provisions for liabilities	—	20	—	—	298	—	318

Trade and other payables	1,248	2,962	782	22	6,599	(982)	10,631

Derivative financial instruments	2	—	—	—	302	(2)	302

Total current liabilities	3,312	3,088	2,488	22	11,408	(3,989)	16,329

Total equity and liabilities	39,855	27,405	31,927	27,468	134,575	(114,888)	146,342

	Condensed Consolidated Balance Sheet

As at 31 December 2017 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	2,780	—	7,284	107,722	(1)	117,785

Property, plant and equipment	—	677	2	—	4,203	—	4,882

Investments in subsidiaries	58,255	17,217	29,165	18,972	—	(123,609)	—

Investments in associates and joint ventures	—	—	—	—	1,577	—	1,577

Retirement benefit assets	—	—	—	—	1,123	—	1,123

Deferred tax assets	—	320	16	4	(7)	—	333

Trade and other receivables	—	23	860	42	826	(995)	756

Investments held at fair value	—	—	—	—	42	—	42

Derivative financial instruments	—	—	—	—	590	—	590

Total non-current assets	58,255	21,017	30,043	26,302	116,076	(124,605)	127,088

Inventories	—	721	—	—	5,144	(1)	5,864

Income tax receivable	—	—	339	—	121	—	460

Trade and other receivables	7,365	—	571	9	5,725	(9,617)	4,053

Investments held at fair value	—	—	—	—	65	—	65

Derivative financial instruments	—	—	—	—	228	—	228

Cash and cash equivalents	5	2	2	—	3,287	(5)	3,291

	7,370	723	912	9	14,570	(9,623)	13,961

Assets classified as held-for-sale	—	—	—	—	5	—	5

Total current assets	7,370	723	912	9	14,575	(9,623)	13,966

Total assets	65,625	21,740	30,955	26,311	130,651	(134,228)	141,054

Equity - capital and reserves

Share capital	614	14,070	13,509	21,260	1,297	(50,136)	614

Share premium, capital redemption and merger reserves	22,939	—	—	—	26,602	(22,939)	26,602

Other reserves	805	(25)	(24)	(24)	(3,392)	(732)	(3,392)

Retained earnings	36,511	5,128	6,276	5,055	37,434	(53,469)	36,935

Owners of the parent	60,869	19,173	19,761	26,291	61,941	(127,276)	60,759

Non-controlling interests	—	—	—	—	222	—	222

Total equity	60,869	19,173	19,761	26,291	62,163	(127,276)	60,981

Liabilities

Borrowings	1,571	186	8,212	—	35,629	(1,571)	44,027

Retirement benefit liabilities	—	926	42	20	833	—	1,821

Deferred tax liabilities	—	—	—	—	17,129	—	17,129

Other provisions for liabilities	—	1	—	—	353	—	354

Trade and other payables	8	18	102	—	1,933	(1,003)	1,058

Derivative financial instruments	—	—	—	—	79	—	79

Total non-current liabilities	1,579	1,131	8,356	20	55,956	(2,574)	64,468

Borrowings	2,058	40	1,009	—	4,374	(2,058)	5,423

Income tax payable	—	23	—	—	697	—	720

Other provisions for liabilities	—	4	—	—	395	—	399

Trade and other payables	1,119	1,369	1,829	—	6,911	(2,320)	8,908

Derivative financial instruments	—	—	—	—	155	—	155

Total current liabilities	3,177	1,436	2,838	—	12,532	(4,378)	15,605

Total equity and liabilities	65,625	21,740	30,955	26,311	130,651	(134,228)	141,054

Condensed Consolidated Cash Flow Statement

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(45)	1,670	349	(7)	8,249	79	10,295

Net cash generated from/(used in) investing activities	187	3,039	4,280	3,366	(877)	(11,016)	(1,021)

Net cash (used in)/generated from financing activities	(140)	(4,711)	(4,631)	(3,359)	(11,391)	14,602	(9,630)

Net cash flows generated from/(used in) operating, investing and financing activities	2	(2)	(2)	—	(4,019)	3,665	(356)

Differences on exchange	(1)	—	—	—	(138)	1	(138)

Increase/(decrease) in net cash and cash equivalents in the year	1	(2)	(2)	—	(4,157)	3,666	(494)

Net cash and cash equivalents at 1 January*	5	2	2	—	2,813	—	2,822

Net cash and cash equivalents at 31 December	6	—	—	—	(1,344)	3,666	2,328

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2017

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(12)	(1,860)	(270)	(11)	7,488	12	5,347

Net cash generated from/(used in) investing activities	2	(88)	1,116	1	(19,512)	(63)	(18,544)

Net cash generated from/(used in) financing activities	10	1,950	(844)	10	21,030	(7,397)	14,759

Net cash flows generated from/(used in) operating, investing and financing activities	—	2	2	—	9,006	(7,448)	1,562

Differences on exchange	—	—	—	—	(391)	—	(391)

Increase/(decrease) in net cash and cash equivalents in the year	—	2	2	—	8,615	(7,448)	1,171

Net cash and cash equivalents at 1 January*	5	—	—	—	1,646	—	1,651

Net cash and cash equivalents at 31 December	5	2	2	—	10,261	(7,448)	2,822

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2016

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(23)	—	—	—	4,610	23	4,610

Net cash generated from/(used in) investing activities	24	—	—	—	(571)	(93)	(640)

Net cash generated from/(used in) financing activities	—	—	—	—	1,746	(5,975)	(4,229)

Net cash flows generated from/(used in) operating, investing and financing activities	1	—	—	—	5,785	(6,045)	(259)

Differences on exchange	1	—	—	—	179	—	180

Increase/(decrease) in net cash and cash equivalents in the year	2	—	—	—	5,964	(6,045)	(79)

Net cash and cash equivalents at 1 January*	3	—	—	—	1,727	—	1,730

Net cash and cash equivalents at 31 December	5	—	—	—	7,691	(6,045)	1,651

*The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuers, subsidiary guarantors and non-guarantor subsidiaries.

*The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuers, subsidiary guarantors and non-guarantor subsidiaries.

Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Condensed Consolidated Income Statement

	Condensed Consolidated Income Statement

Year ended 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	—	24,492	—	24,492

Raw materials and consumables used	—	—	—	—	—	(4,664)	—	(4,664)

Changes in inventories of finished goods and work in progress	—	—	—	—	—	114	—	114

Employee benefit costs	(5)	—	—	(2)	(13)	(2,990)	5	(3,005)

Depreciation, amortisation and impairment costs	—	—	—	—	—	(1,038)	—	(1,038)

Other operating income	—	—	—	—	22	63	—	85

Loss on reclassification from amortised cost to fair value	—	—	—	—	—	(3)	—	(3)

Other operating expenses	(124)	(3)	(1)	(4)	(17)	(6,643)	124	(6,668)

(Loss)/Profit from operations	(129)	(3)	(1)	(6)	(8)	9,331	129	9,313

Net finance income/(costs)	95	239	96	248	(421)	(599)	(1,039)	(1,381)

Share of post-tax results of associates and joint ventures	—	—	—	—	—	419	—	419

Profit before taxation	(34)	236	95	242	(429)	9,151	(910)	8,351

Taxation on ordinary activities	—	(79)	7	1	93	(2,163)	—	(2,141)

Equity income from subsidiaries	6,210	—	—	—	3,436	—	(9,646)	—

Profit for the year	6,176	157	102	243	3,100	6,988	(10,556)	6,210

Attributable to:

Owners of the parent	6,176	157	102	243	3,100	6,810	(10,556)	6,032

Non-controlling interests	—	—	—	—	—	178	—	178

	6,176	157	102	243	3,100	6,988	(10,556)	6,210

	Condensed Consolidated Income Statement

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	—	19,564	—	19,564

Raw materials and consumables used	—	—	—	—	—	(4,520)	—	(4,520)

Changes in inventories of finished goods and work in progress	—	—	—	—	—	(513)	—	(513)

Employee benefit costs	(8)	—	—	(3)	(35)	(2,641)	8	(2,679)

Depreciation, amortisation and impairment costs	—	—	—	—	—	(902)	—	(902)

Other operating income	—	1	—	1	33	109	—	144

Other operating expenses	(101)	(1)	(1)	(2)	(7)	(4,671)	101	(4,682)

(Loss)/Profit from operations	(109)	—	(1)	(4)	(9)	6,426	109	6,412

Net finance income/(costs)	3	(62)	(22)	636	(191)	(1,403)	(55)	(1,094)

Share of post-tax results of associates and joint ventures	—	—	—	—	—	24,209	—	24,209

Profit before taxation	(106)	(62)	(23)	632	(200)	29,232	54	29,527

Taxation on ordinary activities	—	10	(40)	4	61	8,094	—	8,129

Equity income from subsidiaries	37,656	—	—	—	4,259	—	(41,915)	—

Profit for the year	37,550	(52)	(63)	636	4,120	37,326	(41,861)	37,656

Attributable to:

Owners of the parent	37,550	(52)	(63)	636	4,120	37,155	(41,861)	37,485

Non-controlling interests	—	—	—	—	—	171	—	171

	37,550	(52)	(63)	636	4,120	37,326	(41,861)	37,656

	Condensed Consolidated Income Statement

Year ended 31 December 2016

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	—	14,130	—	14,130

Raw materials and consumables used	—	—	—	—	—	(3,777)	—	(3,777)

Changes in inventories of finished goods and work in progress	—	—	—	—	—	44	—	44

Employee benefit costs	(7)	—	—	(3)	—	(2,271)	7	(2,274)

Depreciation, amortisation and impairment costs	—	—	—	—	—	(607)	—	(607)

Other operating income	—	—	—	—	—	176	—	176

Other operating expenses	(75)	—	(4)	—	—	(3,033)	75	(3,037)

(Loss)/profit from operations	(82)	—	(4)	(3)	—	4,662	82	4,655

Net finance (costs)/income	(54)	—	1,006	(412)	—	(1,231)	54	(637)

Share of post-tax results of associates and joint ventures	—	—	—	—	—	2,227	—	2,227

Profit before taxation	(136)	—	1,002	(415)	—	5,658	136	6,245

Taxation on ordinary activities	—	—	(2)	65	—	(1,469)	—	(1,406)

Equity income from subsidiaries	4,839	—	—	—	—	—	(4,839)	—

Profit for the year	4,703	—	1,000	(350)	—	4,189	(4,703)	4,839

Attributable to:

Owners of the parent	4,703	—	1,000	(350)	—	3,998	(4,703)	4,648

Non-controlling interests	—	—	—	—	—	191	—	191

	4,703	—	1,000	(350)	—	4,189	(4,703)	4,839

Condensed Consolidated Statement of Comprehensive Income

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the year	6,176	157	102	243	3,100	6,988	(10,556)	6,210

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	(101)	15	—	—	3,185	—	3,099

Differences on exchange	—	—	—	—	—	3,868	—	3,868

Cash flow hedges	—	(101)	15	—	—	45	—	(41)

Net investment hedges	—	—	—	—	—	(708)	—	(708)

Associates - share of OCI, net of tax	—	—	—	—	—	(38)	—	(38)

Tax on items that may be reclassified	—	—	—	—	—	18	—	18

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	—	115	—	115

Retirement benefit schemes	—	—	—	—	—	142	—	142

Associates - share of OCI, net of tax	—	—	—	—	—	6	—	6

Tax on items that will not be reclassified	—	—	—	—	—	(33)	—	(33)

Total other comprehensive (expense)/income for the year, net of tax	—	(101)	15	—	—	3,300	—	3,214

Share of subsidiaries OCI (other reserves)	115	—	—	—	—	—	(115)	—

Share of subsidiaries OCI (retained earnings)	3,099	—	—	—	—	—	(3,099)	—

Total comprehensive income/(expense) for the year, net of tax	9,390	56	117	243	3,100	10,288	(13,770)	9,424

Attributable to:

Owners of the parent	9,390	56	117	243	3,100	10,103	(13,770)	9,239

Non-controlling interests	—	—	—	—	—	185	—	185

	9,390	56	117	243	3,100	10,288	(13,770)	9,424

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the year	37,550	(52)	(63)	636	4,120	37,326	(41,861)	37,656

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	(242)	(21)	—	—	(3,546)	—	(3,809)

Differences on exchange	—	—	—	—	—	(3,084)	—	(3,084)

Cash flow hedges	—	(242)	(10)	—	—	81	—	(171)

Investments held at fair value	—	—	—	—	—	(27)	—	(27)

Net investment hedges	—	—	(11)	—	—	368	—	357

Associates - share of OCI, net of tax	—	—	—	—	—	(918)	—	(918)

Tax on items that may be reclassified	—	—	—	—	—	34	—	34

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	—	681	—	681

Retirement benefit schemes	—	—	—	—	—	827	—	827

Associates - share of OCI, net of tax	—	—	—	—	—	25	—	25

Tax on items that will not be reclassified	—	—	—	—	—	(171)	—	(171)

Total other comprehensive expense for the year, net of tax	—	(242)	(21)	—	—	(2,865)	—	(3,128)

Share of subsidiaries OCI (other reserves)	681	—	—	—	—	—	(681)	—

Share of subsidiaries OCI (retained earnings)	(3,809)	—	—	—	—	—	3,809	—

Total comprehensive income/(expense) for the year, net of tax	34,422	(294)	(84)	636	4,120	34,461	(38,733)	34,528

Attributable to:

Owners of the parent	34,422	(294)	(84)	636	4,120	34,294	(38,733)	34,361

Non-controlling interests	—	—	—	—	—	167	—	167

	34,422	(294)	(84)	636	4,120	34,461	(38,733)	34,528

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2016

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the year	4,703	—	1,000	(350)	—	4,189	(4,703)	4,839

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	(397)	—	—	2,157	—	1,760

Differences on exchange	—	—	—	—	—	1,270	—	1,270

Cash flow hedges	—	—	5	—	—	50	—	55

Net investment hedges	—	—	(402)	—	—	(559)	—	(961)

Associates - share of OCI, net of tax	—	—	—	—	—	1,415	—	1,415

Tax on items that may be reclassified	—	—	—	—	—	(19)	—	(19)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	—	(173)	—	(173)

Retirement benefit schemes	—	—	—	—	—	(229)	—	(229)

Associates - share of OCI, net of tax	—	—	—	—	—	20	—	20

Tax on items that will not be reclassified	—	—	—	—	—	36	—	36

Total other comprehensive (expense)/income for the year, net of tax	—	—	(397)	—	—	1,984	—	1,587

Share of subsidiaries OCI (other reserves)	(173)	—	—	—	—	—	173	—

Share of subsidiaries OCI (retained earnings)	1,760	—	—	—	—	—	(1,760)	—

Total comprehensive income/(expense) for the year, net of tax	6,290	—	603	(350)	—	6,173	(6,290)	6,426

Attributable to:

Owners of the parent	6,290	—	603	(350)	—	5,927	(6,290)	6,180

Non-controlling interests	—	—	—	—	—	246	—	246

	6,290	—	603	(350)	—	6,173	(6,290)	6,426

Condensed Consolidated Balance Sheet

	Condensed Consolidated Balance Sheet

As at 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	—	124,013	—	124,013

Property, plant and equipment	—	—	—	—	1	5,165	—	5,166

Investments in subsidiaries	32,543	—	718	3,732	30,625	—	(67,618)	—

Investments in associates and joint ventures	—	—	—	—	—	1,737	—	1,737

Retirement benefit assets	—	—	—	15	—	1,132	—	1,147

Deferred tax assets	—	74	—	—	17	253	—	344

Trade and other receivables	—	15,707	21,911	—	464	(38,343)	946	685

Investments held at fair value	—	—	—	—	—	39	—	39

Derivative financial instruments	—	—	708	—	—	(7)	(145)	556

Total non-current assets	32,543	15,781	23,337	3,747	31,107	93,989	(66,817)	133,687

Inventories	—	—	—	—	—	6,029	—	6,029

Income tax receivable	—	—	—	—	—	74	—	74

Trade and other receivables	7,306	2,567	19,576	15	820	(13,626)	(13,070)	3,588

Investments held at fair value	—	—	—	—	—	178	—	178

Derivative financial instruments	—	—	405	—	—	(215)	(11)	179

Cash and cash equivalents	6	9	56	—	—	2,537	(6)	2,602

	7,312	2,576	20,037	15	820	(5,023)	(13,087)	12,650

Assets classified as held-for-sale	—	—	—	—	—	5	—	5

Total current assets	7,312	2,576	20,037	15	820	(5,018)	(13,087)	12,655

Total assets	39,855	18,357	43,374	3,762	31,927	88,971	(79,904)	146,342

Equity - capital and reserves

Share capital	614	—	231	91	14,348	614	(15,284)	614
	—
Share premium, capital redemption and merger reserves	22,854	30	—	3,401	—	33,562	(33,241)	26,606
	—
Other reserves	204	(195)	(1,091)	363	(44)	(333)	763	(333)

Retained earnings	11,291	105	2,841	(100)	6,853	38,557	(20,990)	38,557

Owners of the parent	34,963	(60)	1,981	3,755	21,157	72,400	(68,752)	65,444

Non-controlling interests	—	—	—	—	—	244	—	244

Total equity	34,963	(60)	1,981	3,755	21,157	72,644	(68,752)	65,688

Liabilities

Borrowings	1,571	15,599	18,450	—	8,140	(1,422)	946	43,284

Retirement benefit liabilities	—	—	—	—	53	1,612	—	1,665

Deferred tax liabilities	—	—	30	4	—	17,742	—	17,776

Other provisions for liabilities	1	—	—	—	—	331	(1)	331

Trade and other payables	8	—	4	—	89	962	(8)	1,055

Derivative financial instruments	—	145	217	—	—	(3)	(145)	214

Total non-current liabilities	1,580	15,744	18,701	4	8,282	19,222	792	64,325

Borrowings	2,062	2,637	22,293	1	1,573	(12,519)	(11,822)	4,225

Income tax payable	—	2	—	—	133	718	—	853

Other provisions for liabilities	—	—	—	—	—	318	—	318

Trade and other payables	1,248	25	30	2	782	8,677	(133)	10,631

Derivative financial instruments	2	9	369	—	—	(89)	11	302

Total current liabilities	3,312	2,673	22,692	3	2,488	(2,895)	(11,944)	16,329

Total equity and liabilities	39,855	18,357	43,374	3,762	31,927	88,971	(79,904)	146,342

	Condensed Consolidated Balance Sheet

As at 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	—	117,785	—	117,785

Property, plant and equipment	—	—	—	—	2	4,880	—	4,882

Investments in subsidiaries	58,255	—	718	3,687	29,165	—	(91,825)	—

Investments in associates and joint ventures	—	—	—	—	—	1,577	—	1,577

Retirement benefit assets	—	—	—	52	—	1,071	—	1,123

Deferred tax assets	—	49	—	—	16	268	—	333

Trade and other receivables	—	14,787	12,333	—	860	(27,699)	475	756

Investments held at fair value	—	—	—	—	—	42	—	42

Derivative financial instruments	—	68	594	—	—	(4)	(68)	590

Total non-current assets	58,255	14,904	13,645	3,739	30,043	97,920	(91,418)	127,088

Inventories	—	—	—	—	—	5,864	—	5,864

Income tax receivable	—	—	—	—	339	121	—	460

Trade and other receivables	7,365	56	30,789	24	569	(25,490)	(9,260)	4,053

Investments held at fair value	—	—	—	—	—	65	—	65

Derivative financial instruments	—	—	339	—	—	(111)	—	228

Cash and cash equivalents	5	122	750	—	2	2,417	(5)	3,291

	—	—			—	5	—	5
	7,370	178	31,878	24	910	(17,134)	(9,265)	13,961

Assets classified as held-for-sale	—	—	—	—	—	5	—	5

Total current assets	7,370	178	31,878	24	910	(17,129)	(9,265)	13,966

Total assets	65,625	15,082	45,523	3,763	30,953	80,791	(100,683)	141,054

Equity - capital and reserves

Share capital	614	—	231	91	13,509	614	(14,445)	614

Share premium, capital redemption and merger reserves	22,939	258	—	3,401	—	22,943	(22,939)	26,602

Other reserves	805	(129)	(1,106)	322	(25)	(3,427)	168	(3,392)

Retained earnings	36,511	(52)	2,741	(75)	6,275	46,032	(54,497)	36,935

Owners of the parent	60,869	77	1,866	3,739	19,759	66,162	(91,713)	60,759

Non-controlling interests	—	—	—	—	—	222	—	222

Total equity	60,869	77	1,866	3,739	19,759	66,384	(91,713)	60,981

Liabilities

Borrowings	1,571	14,783	19,873	—	8,212	(1,364)	952	44,027

Retirement benefit liabilities	—	—	—	—	42	1,779	—	1,821

Deferred tax liabilities	—	—	38	13	—	17,078	—	17,129

Other provisions for liabilities	—	—	—	—	—	354	—	354

Trade and other payables	8	—	4	—	102	952	(8)	1,058

Derivative financial instruments	—	—	158	—	—	(11)	(68)	79

Total non-current liabilities	1,579	14,783	20,073	13	8,356	18,788	876	64,468

Borrowings	2,058	160	23,290	1	1,009	(11,408)	(9,687)	5,423

Income tax payable	—	2	—	7	—	711	—	720

Other provisions for liabilities	—	—	—	1	—	398	—	399

Trade and other payables	1,119	54	8	2	1,829	6,049	(153)	8,908

Derivative financial instruments	—	6	286	—	—	(131)	(6)	155

Total current liabilities	3,177	222	23,584	11	2,838	(4,381)	(9,846)	15,605

Total equity and liabilities	65,625	15,082	45,523	3,763	30,953	80,791	(100,683)	141,054

Condensed Consolidated Cash Flow Statement

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(45)	(81)	19	(13)	349	10,025	41	10,295

Net cash generated from/(used in) investing activities	187	946	709	2	4,280	(6,853)	(292)	(1,021)

Net cash (used in)/generated from financing activities	(140)	(980)	(1,355)	11	(4,631)	(3,663)	1,128	(9,630)

Net cash flows generated from/(used in) operating, investing and financing activities	2	(115)	(627)	—	(2)	(491)	877	(356)

Differences on exchange	(1)	2	34	—	—	(173)	—	(138)

Increase/(decrease) in net cash and cash equivalents in the year	1	(113)	(593)	—	(2)	(664)	877	(494)

Net cash and cash equivalents at 1 January*	5	122	558	—	2	2,135	—	2,822

Net cash and cash equivalents at 31 December	6	9	(35)	—	—	1,471	877	2,328

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(12)	67	10	69	(270)	5,470	13	5,347

Net cash generated from/(used in) investing activities	2	113	350	—	1,116	(20,020)	(105)	(18,544)

Net cash generated from/(used in) financing activities	10	(52)	237	(69)	(844)	22,772	(7,295)	14,759

Net cash flows generated from/(used in) operating, investing and financing activities	—	128	597	—	2	8,222	(7,387)	1,562

Differences on exchange	—	(6)	15	—	—	(400)	—	(391)

Increase/(decrease) in net cash and cash equivalents in the year	—	122	612	—	2	7,822	(7,387)	1,171

Net cash and cash equivalents at 1 January*	5	—	(56)	—	—	1,702	—	1,651

Net cash and cash equivalents at 31 December	5	122	556	—	2	9,524	(7,387)	2,822

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2016

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(23)	—	(8)	20	—	4,598	23	4,610

Net cash generated from/(used in) investing activities	24	—	406	2,811	—	(3,788)	(93)	(640)

Net cash generated from/(used in) financing activities	—	—	2,073	(2,813)	—	2,486	(5,975)	(4,229)

Net cash flows generated from/(used in) operating, investing and financing activities	1	—	2,471	18	—	3,296	(6,045)	(259)

Differences on exchange	1	—	(42)	—	—	221	—	180

Increase/(decrease) in net cash and cash equivalents in the year	2	—	2,429	18	—	3,517	(6,045)	(79)

Net cash and cash equivalents at 1 January*	3	—	261	—	—	1,466	—	1,730

Net cash and cash equivalents at 31 December	5	—	2,690	18	—	4,983	(6,045)	1,651